Debt - Summary of Detailed Information About Borrowings (Details) $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CAD ($)
Disclosure of detailed information about borrowings [line items]
Gross debt		$ 6,534		$ 7,167
Less current portion of debt		(515)		(616)
Borrowings		$ 6,019		6,551
3.75% notes due February 2023
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	3.75%	3.75%
Gross debt		$ 0		147
3.9% notes due July 2030
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	3.90%	3.90%
Gross debt		$ 658		673
6.125% notes due October 2035 (a)(iii)(iv)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.125%	6.125%
Gross debt		$ 439		449
6.0% notes due August 2040 (a)(iv)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.00%	6.00%
Gross debt		$ 624		648
6.25% notes due July 2041 (a)(iii)(iv)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	6.25%	6.25%
Gross debt		$ 519		531
5.2% notes due March 2042 (a)(iii)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	5.20%	5.20%
Gross debt		$ 516		529
5.4% notes due February 2043 (a)(iii)
Disclosure of detailed information about borrowings [line items]
Interest rate of notes	5.40%	5.40%
Gross debt		$ 481		492
Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt		3,237		3,469
Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Gross debt		2,873		3,322
Antamina loan agreements
Disclosure of detailed information about borrowings [line items]
Gross debt		298		305
Carmen de Andacollo short-term loans
Disclosure of detailed information about borrowings [line items]
Gross debt		126		71
Face Value
Disclosure of detailed information about borrowings [line items]
Gross debt	$ 4,996		$ 5,362
Less current portion of debt	(389)		(454)
Borrowings	4,607		4,908
Face Value | 3.75% notes due February 2023
Disclosure of detailed information about borrowings [line items]
Gross debt	0		108
Face Value | 3.9% notes due July 2030
Disclosure of detailed information about borrowings [line items]
Gross debt	503		503
Face Value | 6.125% notes due October 2035 (a)(iii)(iv)
Disclosure of detailed information about borrowings [line items]
Gross debt	336		336
Face Value | 6.0% notes due August 2040 (a)(iv)
Disclosure of detailed information about borrowings [line items]
Gross debt	473		480
Face Value | 6.25% notes due July 2041 (a)(iii)(iv)
Disclosure of detailed information about borrowings [line items]
Gross debt	396		396
Face Value | 5.2% notes due March 2042 (a)(iii)
Disclosure of detailed information about borrowings [line items]
Gross debt	395		395
Face Value | 5.4% notes due February 2043 (a)(iii)
Disclosure of detailed information about borrowings [line items]
Gross debt	367		367
Face Value | Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt	2,470		2,585
Face Value | Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Gross debt	2,206		2,500
Face Value | Antamina loan agreements
Disclosure of detailed information about borrowings [line items]
Gross debt	225		225
Face Value | Carmen de Andacollo short-term loans
Disclosure of detailed information about borrowings [line items]
Gross debt	$ 95		$ 52
Fair Value
Disclosure of detailed information about borrowings [line items]
Gross debt		6,631		7,089
Less current portion of debt		(515)		(616)
Borrowings		6,116		6,473
Fair Value | 3.75% notes due February 2023
Disclosure of detailed information about borrowings [line items]
Gross debt		0		147
Fair Value | 3.9% notes due July 2030
Disclosure of detailed information about borrowings [line items]
Gross debt		621		614
Fair Value | 6.125% notes due October 2035 (a)(iii)(iv)
Disclosure of detailed information about borrowings [line items]
Gross debt		467		452
Fair Value | 6.0% notes due August 2040 (a)(iv)
Disclosure of detailed information about borrowings [line items]
Gross debt		642		631
Fair Value | 6.25% notes due July 2041 (a)(iii)(iv)
Disclosure of detailed information about borrowings [line items]
Gross debt		544		531
Fair Value | 5.2% notes due March 2042 (a)(iii)
Disclosure of detailed information about borrowings [line items]
Gross debt		488		471
Fair Value | 5.4% notes due February 2043 (a)(iii)
Disclosure of detailed information about borrowings [line items]
Gross debt		466		448
Fair Value | Notes issued
Disclosure of detailed information about borrowings [line items]
Gross debt		3,228		3,294
Fair Value | Quebrada Blanca Phase 2 project facility
Disclosure of detailed information about borrowings [line items]
Gross debt		2,979		3,419
Fair Value | Antamina loan agreements
Disclosure of detailed information about borrowings [line items]
Gross debt		298		305
Fair Value | Carmen de Andacollo short-term loans
Disclosure of detailed information about borrowings [line items]
Gross debt		$ 126		$ 71